SUBSEQUENT EVENTS (Details)	May 01, 2025 USD ($)
Loans Payable | Term Loan A
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 250,000,000.0
Loans Payable | Farm Credit Term Loan
Subsequent Event [Line Items]
Maximum borrowing capacity	350,000,000.0
Corporate Revolving Credit Facility | Line of Credit
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 600,000,000.0